Average Annual Total Returns - Small Cap US Equity Select ETF	Small Cap US Equity Select ETF 1 Year	Small Cap US Equity Select ETF Since Inception	Small Cap US Equity Select ETF Inception Date	Small Cap US Equity Select ETF After tax on distributions 1 Year	Small Cap US Equity Select ETF After tax on distributions Since Inception	Small Cap US Equity Select ETF After tax on distributions and sale of fund shares 1 Year	Small Cap US Equity Select ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq Riskalyze US Small Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq Riskalyze US Small Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 700 Small Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq US 700 Small Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	10.10%	7.62%	Jun. 20, 2017	9.41%	6.81%	5.92%	5.52%	10.82%	8.34%	23.97%	13.03%	11.29%	9.85%